ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Millions						12 Months Ended
	Nov. 19, 2024 USD ($)	Mar. 12, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 06, 2022 shares	Nov. 29, 2022 shares	Dec. 31, 2024 CNY (¥) Vote shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
ORDINARY SHARES
Common stock, authorized (in shares)								5,000,000,000	5,000,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.00001	$ 0.00001	$ 0.00001
Class B ordinary shares, conversion ratio to Class A ordinary shares								1
Ordinary shares, issued (in shares)								296,540,988	326,552,504
Ordinary shares, outstanding (in shares)								283,981,320	315,226,128	322,792,063
Ordinary shares, par value (in dollars per share) | $ / shares								$ 0.00001	$ 0.00001	$ 0.00001
Repurchase and retirement of ordinary shares | ¥						¥ 2,973,192	¥ 636,179
2023 share repurchase plan
ORDINARY SHARES
Authorization amount for repurchase | $			$ 150
Period of stock repurchase plan			12 months
Shares repurchase during the period (in shares)							10,872,170
Shares repurchase during the period | ¥							¥ 636,179
Repurchase and retirement of ordinary shares (in shares)							3,961,160
2024 share repurchase plan
ORDINARY SHARES
Authorization amount for repurchase | $		$ 350
Period of stock repurchase plan		12 months
Shares repurchase during the period (in shares)						38,046,150
Shares repurchase during the period | ¥						¥ 2,973,192
Repurchase and retirement of ordinary shares (in shares)						34,552,764
New share repurchase plan
ORDINARY SHARES
Authorization amount for repurchase | $	$ 450
Period of stock repurchase plan	12 months
Additional paid-in capital
ORDINARY SHARES
Repurchase and retirement of ordinary shares | ¥						¥ 1,887,639	¥ 221,390
Additional paid-in capital | 2023 share repurchase plan
ORDINARY SHARES
Repurchase and retirement of ordinary shares | ¥							221,390
Additional paid-in capital | 2024 share repurchase plan
ORDINARY SHARES
Repurchase and retirement of ordinary shares | ¥						1,887,639
Retained earnings
ORDINARY SHARES
Repurchase and retirement of ordinary shares | ¥						356,580	30,152
Retained earnings | 2023 share repurchase plan
ORDINARY SHARES
Repurchase and retirement of ordinary shares | ¥							¥ 30,152
Retained earnings | 2024 share repurchase plan
ORDINARY SHARES
Repurchase and retirement of ordinary shares | ¥						¥ 356,580
Class A ordinary shares
ORDINARY SHARES
Number of votes per share | Vote						1
Class A ordinary shares | Global offering
ORDINARY SHARES
Shares issued (in shares)					5,540,000
Class A ordinary shares | Global offering | HongKong
ORDINARY SHARES
Shares issued (in shares)					560,000
Class A ordinary shares | Global offering | International
ORDINARY SHARES
Shares issued (in shares)					4,980,000
Class A ordinary shares | Over-allotment option | International
ORDINARY SHARES
Maximum number of shares to be sold in offering				830,000
Class B ordinary shares
ORDINARY SHARES
Number of votes per share | Vote						20
Ordinary shares, issued (in shares)								0
Ordinary shares, outstanding (in shares)								0